UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-05171
                                                    --------------------------

                        Principal MidCap Fund, Inc.
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                    711 High Street, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

          Princor Financial Services Corporation, Des Moines, IA 50392-2080
-------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL MIDCAP FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.66%)
ADVERTISING AGENCIES (0.80%)
                                                                                $
 Interpublic Group /1/                                       343,760               4,486,068
AEROSPACE & DEFENSE (0.52%)
 Rockwell Collins                                             68,401               2,934,403
AEROSPACE & DEFENSE EQUIPMENT (1.37%)
 Alliant Techsystems /1/                                     114,975               7,655,035
AGRICULTURAL OPERATIONS (0.68%)
 Delta & Pine Land                                           129,633               3,816,396
APPAREL MANUFACTURERS (0.85%)
 Polo Ralph Lauren                                           122,100               4,755,795
APPLICATIONS SOFTWARE (0.76%)
 Intuit /1/                                                  108,414               4,228,146
AUDIO & VIDEO PRODUCTS (0.03%)
 Polycom /1/                                                   9,586                 165,646
BEVERAGES-NON-ALCOHOLIC (0.46%)
 Coca-Cola Enterprises                                       117,319               2,575,152
BROADCASTING SERVICES & PROGRAMMING (1.70%)
 Liberty Media /1/                                           907,260               9,471,794
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.05%)
 Vulcan Materials                                            103,424               5,841,388
BUILDING PRODUCTS-WOOD (0.71%)
 Rayonier                                                     88,825               3,952,713
CABLE TV (0.65%)
 Liberty Media International /1/                              80,420               3,641,418
CASINO HOTELS (1.49%)
 Harrah's Entertainment                                      131,989               8,346,984
CASINO SERVICES (0.74%)
 International Game Technology                               131,614               4,119,518
COMMERCIAL BANKS (5.54%)
 M&T Bank                                                     64,637               6,616,243
 Marshall & Ilsley                                            77,127               3,301,807
 North Fork Bancorp                                          256,829               7,370,992
 TCF Financial                                               484,871              13,629,724
                                                                                  30,918,766
COMMERCIAL SERVICE-FINANCE (2.48%)
 Dun & Bradstreet /1/                                         85,312               4,956,627
 MoneyGram International                                     150,283               2,915,490
 Paychex                                                     196,452               5,989,822
                                                                                  13,861,939
COMMERCIAL SERVICES (3.86%)
 Arbitron /1/                                                210,476               8,608,468
 Magellan Health Services /1/                                 85,126               3,161,580
 ServiceMaster                                               304,030               3,918,947
 Weight Watchers International /1/                           124,976               5,856,375
                                                                                  21,545,370
COMPUTER SERVICES (2.72%)
 Ceridian /1/                                                260,136               4,604,407
 DST Systems /1/                                             118,955               5,766,939
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                                $
 Sungard Data Systems /1/                                    107,729               2,896,833
 Unisys /1/                                                  248,051               1,947,200
                                                                                  15,215,379
COMPUTERS-INTEGRATED SYSTEMS (3.04%)
 Diebold                                                     163,297               8,791,910
 NCR /1/                                                     239,600               8,189,528
                                                                                  16,981,438
COMPUTERS-MEMORY DEVICES (1.35%)
 Storage Technology /1/                                      238,766               7,518,741
COMPUTERS-PERIPHERAL EQUIPMENT (1.03%)
 Lexmark International /1/                                    69,247               5,771,737
COSMETICS & TOILETRIES (0.37%)
 International Flavors & Fragrances                           48,969               2,067,471
DATA PROCESSING & MANAGEMENT (1.03%)
 Certegy                                                      57,180               2,001,300
 Reynolds & Reynolds                                         138,191               3,768,469
                                                                                   5,769,769
DENTAL SUPPLIES & EQUIPMENT (0.82%)
 Dentsply International                                       81,731               4,582,657
DIVERSIFIED MANUFACTURING OPERATIONS (1.02%)
 Dover                                                        80,543               3,084,797
 Lancaster Colony                                             61,477               2,601,092
                                                                                   5,685,889
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.83%)
 Aramark                                                     179,333               4,660,865
ELECTRIC-INTEGRATED (1.81%)
 Ameren                                                      128,934               6,462,172
 Scana                                                        92,916               3,628,370
                                                                                  10,090,542
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.24%)
 Gentex                                                      369,623              12,504,346
FOOD-CANNED (1.01%)
 Del Monte Foods /1/                                         500,602               5,646,791
FOOD-DAIRY PRODUCTS (0.51%)
 Dean Foods /1/                                               81,631               2,875,860
FOOD-MISCELLANEOUS/DIVERSIFIED (0.83%)
 McCormick                                                   124,463               4,626,290
HOSPITAL BEDS & EQUIPMENT (0.97%)
 Hillenbrand Industries                                       99,750               5,419,417
INSURANCE BROKERS (1.74%)
 Aon                                                         266,164               6,052,569
 Arthur J. Gallagher                                         123,083               3,649,411
                                                                                   9,701,980
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.38%)
 Eaton Vance                                                 105,317               2,636,084
 Federated Investors                                         172,960               5,081,565
                                                                                   7,717,649
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.53%)
                                                                                $
 Aflac                                                       100,225               3,959,890
 Torchmark                                                    84,139               4,593,989
                                                                                   8,553,879
LINEN SUPPLY & RELATED ITEMS (1.92%)
 Cintas                                                      246,648              10,729,188
LOTTERY SERVICES (1.11%)
 GTECH Holdings                                              265,162               6,199,488
MACHINERY-PRINT TRADE (1.27%)
 Zebra Technologies /1/                                      139,627               7,111,203
MEDICAL INFORMATION SYSTEM (1.99%)
 IMS Health                                                  475,398              11,114,805
MEDICAL INSTRUMENTS (2.61%)
 Beckman Coulter                                              83,018               5,562,206
 Biomet                                                      114,634               4,869,652
 Edwards Lifesciences /1/                                     72,025               2,931,418
 Guidant                                                      16,437               1,191,518
                                                                                  14,554,794
MEDICAL LABORATORY & TESTING SERVICE (1.36%)
 Laboratory Corp. of America Holdings /1/                    159,347               7,624,754
MEDICAL PRODUCTS (1.75%)
 Becton Dickinson                                             83,108               4,708,068
 Varian Medical Systems /1/                                  133,977               5,054,952
                                                                                   9,763,020
MEDICAL-DRUGS (2.86%)
 Medimmune /1/                                               261,502               6,185,830
 Shire Pharmaceuticals Group                                 107,532               3,763,620
 Valeant Pharmaceuticals International                       240,616               6,008,181
                                                                                  15,957,631
MEDICAL-HMO (0.70%)
 Coventry Health Care /1/                                     68,562               3,901,157
MEDICAL-HOSPITALS (0.51%)
 Health Management Associates                                127,965               2,825,467
METAL-DIVERSIFIED (1.10%)
 Freeport-McMoran Copper & Gold                              166,537               6,130,227
MISCELLANEOUS INVESTING (0.97%)
 AMB Property                                                 69,739               2,596,383
 Kimco Realty                                                 10,594                 561,270
 Prologis Trust                                               59,468               2,268,110
                                                                                   5,425,763
MULTI-LINE INSURANCE (1.08%)
 Loews                                                        88,563               6,022,284
MULTIMEDIA (0.51%)
 E.W. Scripps                                                 61,983               2,873,532
NETWORKING PRODUCTS (0.30%)
 3Com /1/                                                    459,889               1,687,793
NON-HAZARDOUS WASTE DISPOSAL (2.40%)
 Republic Services                                           286,209               9,436,311
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (CONTINUED)
                                                                                $
 Waste Management                                            136,388               3,955,252
                                                                                  13,391,563
OFFICE AUTOMATION & EQUIPMENT (0.60%)
 Pitney Bowes                                                 74,769               3,345,165
OIL COMPANY-EXPLORATION & PRODUCTION (3.36%)
 Apache                                                       85,117               4,632,067
 Encore Acquisition /1/                                       61,749               2,303,238
 Pioneer Natural Resources                                   146,849               5,637,533
 XTO Energy                                                  173,054               6,214,369
                                                                                  18,787,207
OIL COMPANY-INTEGRATED (0.88%)
 Marathon Oil                                                126,531               4,900,546
OIL-FIELD SERVICES (1.72%)
 BJ Services                                                 128,124               6,156,358
 Weatherford International /1/                                63,289               3,434,694
                                                                                   9,591,052
PHOTO EQUIPMENT & SUPPLIES (0.88%)
 Eastman Kodak                                               148,860               4,925,777
PIPELINES (2.08%)
 Equitable Resources                                          74,962               4,275,832
 Questar                                                     144,436               7,337,349
                                                                                  11,613,181
POWER CONVERTER & SUPPLY EQUIPMENT (0.81%)
 American Power Conversion                                   213,758               4,546,633
PROPERTY & CASUALTY INSURANCE (3.38%)
 Fidelity National Financial                                 231,874              10,160,719
 Leucadia National                                            68,971               2,497,440
 Mercury General                                             109,846               6,250,237
                                                                                  18,908,396
REAL ESTATE OPERATOR & DEVELOPER (0.99%)
 Catellus Development                                         89,850               2,409,777
 Forest City Enterprises                                      54,310               3,147,808
                                                                                   5,557,585
REINSURANCE (1.59%)
 Everest Re Group                                            102,021               8,865,625
RETAIL-APPAREL & SHOE (0.73%)
 Ross Stores                                                 141,969               4,063,153
RETAIL-DISCOUNT (1.48%)
 TJX                                                         329,737               8,256,614
RETAIL-JEWELRY (0.79%)
 Tiffany                                                     139,872               4,396,177
RETAIL-REGIONAL DEPARTMENT STORE (0.85%)
 Neiman Marcus Group                                          70,927               4,745,016
RETAIL-RESTAURANTS (1.60%)
 Yum! Brands                                                 192,313               8,913,708
TELEPHONE-INTEGRATED (2.46%)
 Citizens Communications                                     726,341               9,798,340
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 Telephone & Data Systems                                     47,739               3,929,875
                                                                                  13,728,215
TEXTILE-HOME FURNISHINGS (1.22%)
 Mohawk Industries /1/                                        76,859               6,802,790
TOBACCO (1.47%)
 UST                                                         162,000               8,206,920
TOYS (0.81%)
 Mattel                                                      231,488               4,502,442
TRANSPORT-TRUCK (0.60%)
 Heartland Express                                           158,513               3,366,816
                                                TOTAL COMMON STOCKS              551,042,918

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.34%)
 Investment in Joint Trading Account;
  HSBC Funding
                                                           $                    $
  2.50%; 02/01/05                                          7,472,395               7,472,395
                                             TOTAL COMMERCIAL PAPER                7,472,395
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.00%)              558,515,313
LIABILITIES, NET OF CASH, RECEIVABLES, AND OTHER ASSETS (0.00%)                      (27,478)
                                         TOTAL NET ASSETS (100.00%)             $558,487,835
                                                                                ---------------

/1 //Non-income producing security./

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $120,356,923
Unrealized Depreciation                        (6,091,092)
                                             ------------
Net Unrealized Appreciation (Depreciation)    114,265,831
Cost for federal income tax purposes         $444,249,482


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal MidCap Fund, Inc.
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------